UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT Global Equity Fund

The fund's portfolio
9/30/16 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Aerospace and defense (1.7%)

L-3 Communications Holdings, Inc.	6,006	$905,284

Northrop Grumman Corp.	8,400	1,797,180

		2,702,464
Airlines (0.7%)

American Airlines Group, Inc.	28,300	1,036,063

		1,036,063
Automobiles (2.5%)

Yamaha Motor Co., Ltd. (Japan)	193,600	3,918,911

		3,918,911
Banks (1.9%)

Bank of Ireland (Ireland)(NON)	4,957,519	1,035,839

Permanent TSB Group Holdings PLC (Ireland)(NON)	293,632	677,844

Wells Fargo & Co.	29,000	1,284,120

		2,997,803
Beverages (3.1%)

Anheuser-Busch InBev SA/NV ADR (Belgium)	9,800	1,287,818

Dr. Pepper Snapple Group, Inc.	11,800	1,077,458

Molson Coors Brewing Co. Class B	9,045	993,141

SABMiller PLC (United Kingdom)	26,359	1,535,726

		4,894,143
Biotechnology (1.6%)

Alkermes PLC(NON)	16,000	752,480

Biogen, Inc.(NON)	2,800	876,484

Celgene Corp.(NON)	8,500	888,505

		2,517,469
Building products (1.2%)

Assa Abloy AB Class B (Sweden)	45,361	921,623

Fortune Brands Home & Security, Inc.	17,615	1,023,432

		1,945,055
Capital markets (1.8%)

Charles Schwab Corp. (The)	28,298	893,368

E*Trade Financial Corp.(NON)	64,993	1,892,596

		2,785,964
Chemicals (2.9%)

Monsanto Co.	23,286	2,379,829

Sherwin-Williams Co. (The)	3,100	857,646

Symrise AG (Germany)	17,900	1,311,642

		4,549,117
Communications equipment (0.6%)

Nokia OYJ (Finland)	162,531	940,100

		940,100
Construction and engineering (0.4%)

Kyudenko Corp. (Japan)	16,400	600,505

		600,505
Containers and packaging (1.9%)

Ball Corp.	16,900	1,384,955

Sealed Air Corp.	36,800	1,686,176

		3,071,131
Diversified consumer services (0.6%)

Service Corp. International/US	35,420	940,047

		940,047
Diversified financial services (0.5%)

Eurazeo SA (France)	13,751	797,692

		797,692
Diversified telecommunication services (5.9%)

Com Hem Holding AB (Sweden)	114,636	1,059,663

Koninklijke KPN NV (Netherlands)	315,173	1,046,216

Level 3 Communications, Inc.(NON)	28,100	1,303,278

Nippon Telegraph & Telephone Corp. (Japan)	55,900	2,552,975

SBA Communications Corp. Class A(NON)	11,600	1,301,056

SFR Group SA (France)	29,824	878,108

Telecom Italia SpA RSP (Italy)	1,978,018	1,342,091

		9,483,387
Electric utilities (1.4%)

Exelon Corp.	67,606	2,250,604

		2,250,604
Equity real estate investment trusts (REITs) (1.5%)

Big Yellow Group PLC (United Kingdom)	99,353	1,004,455

Hibernia REIT PLC (Ireland)	872,739	1,343,135

		2,347,590
Food and staples retail (0.6%)

Walgreens Boots Alliance, Inc.	11,600	935,192

		935,192
Food products (6.0%)

Adecoagro SA (Argentina)(NON)	55,000	627,550

Associated British Foods PLC (United Kingdom)	38,566	1,299,670

JM Smucker Co. (The)	12,700	1,721,358

Kerry Group PLC Class A (Ireland)	13,771	1,147,229

Kraft Heinz Co. (The)	13,900	1,244,189

Nomad Foods, Ltd. (United Kingdom)(NON)	107,450	1,270,059

Orkla ASA (Norway)	132,066	1,364,502

TreeHouse Foods, Inc.(NON)(S)	10,611	925,173

		9,599,730
Health-care equipment and supplies (1.9%)

Becton Dickinson and Co.	5,100	916,623

C.R. Bard, Inc.	5,200	1,166,256

Cooper Cos., Inc. (The)	5,000	896,300

		2,979,179
Health-care technology (0.5%)

CompuGroup Medical SE (Germany)	18,681	861,131

		861,131
Hotels, restaurants, and leisure (2.9%)

Chipotle Mexican Grill, Inc.(NON)	2,400	1,016,400

Compass Group PLC (United Kingdom)	74,641	1,446,351

Dalata Hotel Group PLC (Ireland)(NON)	242,001	1,114,592

Hilton Worldwide Holdings, Inc.	44,741	1,025,911

		4,603,254
Household durables (1.8%)

CalAtlantic Group, Inc.(S)	18,268	610,882

PulteGroup, Inc.	61,075	1,223,943

Techtronic Industries Co., Ltd. (Hong Kong)	243,500	954,924

		2,789,749
Independent power and renewable electricity producers (3.4%)

Calpine Corp.(NON)	149,069	1,884,232

NextEra Energy Partners LP	44,322	1,239,686

NRG Energy, Inc.	116,201	1,302,613

NRG Yield, Inc. Class C(S)	57,500	975,200

		5,401,731
Insurance (5.6%)

Admiral Group PLC (United Kingdom)	33,675	894,344

American International Group, Inc.	33,413	1,982,727

Assured Guaranty, Ltd.	48,000	1,332,000

Fairfax Financial Holdings, Ltd. (Canada)	2,500	1,464,842

Hartford Financial Services Group, Inc. (The)	45,822	1,962,098

Prudential PLC (United Kingdom)	76,449	1,354,056

		8,990,067
Internet and direct marketing retail (1.7%)

Amazon.com, Inc.(NON)	3,100	2,595,661

FabFurnish GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	6	5

Global Fashion Group SA (acquired 8/2/13, cost $219,415) (Private) (Brazil)(F)(RES)(NON)	5,179	37,469

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $4) (Private) (Brazil)(F)(RES)(NON)	3	3

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)	1	1

		2,633,139
Internet software and services (5.7%)

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)	14,800	1,565,692

Alphabet, Inc. Class C(NON)	6,711	5,216,395

Instructure, Inc.(NON)	26,200	664,694

Wix.com, Ltd. (Israel)(NON)	35,000	1,520,050

		8,966,831
IT Services (1.9%)

Computer Sciences Corp.	20,700	1,080,747

Visa, Inc. Class A	22,676	1,875,305

		2,956,052
Leisure products (0.6%)

Brunswick Corp.	20,000	975,600

		975,600
Media (3.0%)

Atresmedia Corporacion de Medios de Comunicacion SA (Spain)	97,812	1,072,400

Charter Communications, Inc. Class A(NON)	3,073	829,618

Live Nation Entertainment, Inc.(NON)	37,900	1,041,492

Mediaset SpA (Italy)	220,011	690,535

Stroeer SE & Co. KGaA (Germany)(S)	27,590	1,198,817

		4,832,862
Metals and mining (0.7%)

Newmont Mining Corp.	26,400	1,037,256

		1,037,256
Multi-utilities (0.8%)

Veolia Environnement SA (France)	55,478	1,277,584

		1,277,584
Oil, gas, and consumable fuels (4.3%)

EOG Resources, Inc.	13,100	1,266,901

Exxon Mobil Corp.	12,600	1,099,728

Pioneer Natural Resources Co.	6,700	1,243,855

Range Resources Corp.	27,200	1,054,000

Scorpio Tankers, Inc.	157,600	729,688

Suncor Energy, Inc. (Canada)	51,829	1,438,784

		6,832,956
Personal products (1.8%)

Coty, Inc. Class A(S)	37,500	881,250

Unilever NV ADR (Netherlands)	42,243	1,949,159

		2,830,409
Pharmaceuticals (6.1%)

Astellas Pharma, Inc. (Japan)	106,300	1,660,078

AstraZeneca PLC (United Kingdom)	26,359	1,709,627

Bristol-Myers Squibb Co.	16,400	884,288

Jazz Pharmaceuticals PLC(NON)	6,600	801,768

Novartis AG (Switzerland)	33,775	2,656,109

Perrigo Co. PLC	10,200	941,766

Shionogi & Co., Ltd. (Japan)	19,100	976,279

		9,629,915
Real estate management and development (1.9%)

Kennedy-Wilson Holdings, Inc.	39,252	885,133

RE/MAX Holdings, Inc. Class A	32,750	1,433,795

Sumitomo Realty & Development Co., Ltd. (Japan)	25,000	647,693

		2,966,621
Road and rail (1.4%)

Union Pacific Corp.	23,200	2,262,696

		2,262,696
Semiconductors and semiconductor equipment (2.4%)

Micron Technology, Inc.(NON)	84,598	1,504,152

Qorvo, Inc.(NON)	17,600	981,024

SK Hynix, Inc. (South Korea)	34,998	1,280,868

		3,766,044
Software (2.0%)

Nintendo Co., Ltd. (Japan)	4,800	1,270,110

RIB Software AG (Germany)(S)	63,016	775,847

ServiceNow, Inc.(NON)	14,500	1,147,675

		3,193,632
Specialty retail (1.9%)

Advance Auto Parts, Inc.	5,200	775,424

Home Depot, Inc. (The)	6,665	857,652

Lowe's Cos., Inc.	11,654	841,535

Tile Shop Holdings, Inc.(NON)(S)	34,611	572,812

		3,047,423
Textiles, apparel, and luxury goods (0.7%)

Luxottica Group SpA (Italy)	23,301	1,112,968

		1,112,968
Thrifts and mortgage finance (0.7%)

Radian Group, Inc.	82,079	1,112,170

		1,112,170
Tobacco (3.2%)

Imperial Brands PLC (United Kingdom)	38,775	1,997,009

Japan Tobacco, Inc. (Japan)	75,700	3,092,728

		5,089,737
Trading companies and distributors (0.5%)

Rexel SA (France)	50,752	777,932

		777,932
Transportation infrastructure (0.9%)

Aena SA (Spain)	9,796	1,444,869

		1,444,869
Wireless telecommunication services (1.8%)

KDDI Corp. (Japan)	40,300	1,240,134

Vodafone Group PLC ADR (United Kingdom)	56,200	1,638,230

		2,878,364

Total common stocks (cost $145,460,067)		$153,563,138

CONVERTIBLE PREFERRED STOCKS (0.7%)(a)
	Shares	Value

Global Fashion Group SA zero % cv. pfd. (acquired 7/11/16, cost $26,427 (Brazil) (Private)(F)(RES)(NON)	3,489	$26,848

Uber Technologies, Inc. Ser. E, 8.00% cv. pfd. (acquired 2/18/15, cost $801,843) (Private)(F)(RES)(NON)	23,711	1,040,790

Total convertible preferred stocks (cost $828,270)		$1,067,638

SHORT-TERM INVESTMENTS (7.3%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)(AFF)	6,742,262	$6,742,262

Putnam Short Term Investment Fund 0.51%(AFF)	4,808,210	4,808,210

State Street Institutional Liquid Reserves Fund Trust Class 0.34%(P)	50,000	50,000

Total short-term investments (cost $11,600,472)		$11,600,472

TOTAL INVESTMENTS

Total investments (cost $157,888,809)(b)		$166,231,248

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $32,011,485) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	12/21/16	$1,084,163	$1,109,898	$(25,735)
	Hong Kong Dollar	Buy	11/16/16	338,344	338,349	(5)
Barclays Bank PLC
	Hong Kong Dollar	Buy	11/16/16	816,955	817,193	(238)
Citibank, N.A.
	Canadian Dollar	Buy	10/19/16	478,204	479,007	(803)
	Canadian Dollar	Sell	10/19/16	478,204	484,834	6,630
	Danish Krone	Buy	12/21/16	1,109,738	1,101,761	7,977
	Euro	Sell	12/21/16	1,710,053	1,697,163	(12,890)
	Japanese Yen	Sell	11/16/16	629,957	624,901	(5,056)
Credit Suisse International
	British Pound	Sell	12/21/16	423,357	433,131	9,774
	Canadian Dollar	Buy	10/19/16	896,414	914,671	(18,257)
	Norwegian Krone	Buy	12/21/16	135,083	129,080	6,003
Goldman Sachs International
	Chinese Yuan (Offshore)	Sell	11/16/16	1,509,391	1,510,053	662
	Japanese Yen	Buy	11/16/16	422,411	419,623	2,788
HSBC Bank USA, National Association
	British Pound	Buy	12/21/16	419,592	431,873	(12,281)
	Euro	Sell	12/21/16	4,605,126	4,569,676	(35,450)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	2,647,932	2,571,509	76,423
	Canadian Dollar	Buy	10/19/16	14,560	14,762	(202)
	Canadian Dollar	Sell	10/19/16	14,560	14,584	24
	Japanese Yen	Sell	11/16/16	1,094,603	1,089,617	(4,986)
	Norwegian Krone	Sell	12/21/16	1,121,060	1,078,195	(42,865)
	Singapore Dollar	Buy	11/16/16	795,614	801,292	(5,678)
	South Korean Won	Sell	11/16/16	1,049,743	1,036,872	(12,871)
	Swedish Krona	Sell	12/21/16	198,260	198,107	(153)
State Street Bank and Trust Co.
	British Pound	Sell	12/21/16	1,495,837	1,530,875	35,038
	Canadian Dollar	Buy	10/19/16	325,816	327,293	(1,477)
	Canadian Dollar	Sell	10/19/16	325,816	329,421	3,605
	Israeli Shekel	Sell	10/19/16	982,229	961,304	(20,925)
	Japanese Yen	Buy	11/16/16	564,519	571,831	(7,312)
	Swiss Franc	Buy	12/21/16	1,576,391	1,574,613	1,778
UBS AG
	Swiss Franc	Buy	12/21/16	1,188,861	1,173,794	15,067
WestPac Banking Corp.
	British Pound	Sell	12/21/16	2,369,035	2,423,535	54,500
	Canadian Dollar	Buy	10/19/16	621,596	630,095	(8,499)
	Canadian Dollar	Sell	10/19/16	621,596	622,573	977

Total						$5,563

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $158,462,816.
(b)	The aggregate identified cost on a tax basis is $158,195,985, resulting in gross unrealized appreciation and depreciation of $21,495,438 and $13,460,175, respectively, or net unrealized appreciation of $8,035,263.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,105,116, or 0.7% of net assets.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC**	$9,036,436	$51,812,161	$54,106,335	$24,501	$6,742,262
	Putnam Short Term Investment Fund****	2,648,590	38,217,520	36,057,900	14,581	4,808,210
	Totals	$11,685,026	$90,029,681	$90,164,235	$39,082	$11,550,472
	** No management fees are charged to Putnam Cash Collateral Pool, LLC.
	**** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $6,742,262, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $6,525,799.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $99,938 to cover certain derivative contracts and the settlement of certain securities.
	DIVERSIFICATION BY COUNTRY⌂

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	56.6%
	Japan	10.0
	United Kingdom	8.9
	Ireland	3.3
	Germany	2.6
	France	2.3
	Italy	2.0
	Netherlands	1.9
	Canada	1.8
	Switzerland	1.7
	Spain	1.6
	Sweden	1.2
	China	1.0
	Israel	1.0
	Norway	0.9
	Belgium	0.8
	South Korea	0.8
	Hong Kong	0.6
	Finland	0.6
	Argentina	0.4
	Brazil	<0.1

	Total	100.0%
	⌂ Methodology differs from that used for purposes of complying with the fund's policy regarding investments in securities of foreign issuers, as discussed further in the fund's prospectus.

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $80,331 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$19,942,640	$4,873,835	$37,478
Consumer staples	20,256,483	3,092,728	—
Energy	6,832,956	—	—
Financials	16,683,696	—	—
Health care	13,351,337	2,636,357	—
Industrials	10,169,079	600,505	—
Information technology	17,271,681	2,550,978	—
Materials	8,657,504	—	—
Real estate	4,666,518	647,693	—
Telecommunication services	8,568,642	3,793,109	—
Utilities	8,929,919	—	—
Total common stocks	135,330,455	18,195,205	37,478
Convertible preferred stocks	—	—	1,067,638
Short-term investments	4,858,210	6,742,262	—

Totals by level	$140,188,665	$24,937,467	$1,105,116

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$5,563	$—

Totals by level	$—	$5,563	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/(loss)	Change in net unrealized appreciation/ (depreciation) #	Cost of purchases	Proceeds from sales	Total transfers into Level 3 †	Total transfers out of Level 3 †	Balance as of September 30, 2016
Common stocks*:
Consumer discretionary	$131,191	$—	$—	$(93,713)	$—	$—	$—	$—	$37,478
Financials	955,391	—	—	(292,964)	—	(662,427)	—	—	—
Total common stocks	$1,086,582	$—	$—	$(386,677)	$—	$(662,427)	$—	$—	$37,478
Convertible preferred stocks	$1,040,790	—	—	421	26,427	—	—	—	$1,067,638
Totals	$2,127,372	$—	$—	$(386,256)	$26,427	$(662,427)	$—	$—	$1,105,116

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $(93,292) related to Level 3 securities still held at period end.
Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$221,246	$215,683

Total	$221,246	$215,683

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$33,200,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$—	$—	$14,607	$15,777	$3,450	$—	$76,447	$40,421	$15,067	$55,477	$221,246

	Total Assets	$—	$—	$14,607	$15,777	$3,450	$—	$76,447	$40,421	$15,067	$55,477	$221,246

	Liabilities:
	Forward currency contracts#	$25,740	$238	$18,749	$18,257	$—	$47,731	$66,755	$29,714	$—	$8,499	$215,683

	Total Liabilities	$25,740	$238	$18,749	$18,257	$—	$47,731	$66,755	$29,714	$—	$8,499	$215,683

	Total Financial and Derivative Net Assets	$(25,740)	$(238)	$(4,142)	$(2,480)	$3,450	$(47,731)	$9,692	$10,707	$15,067	$46,978	$5,563
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$9,692	$10,707	$—	$—
	Net amount	$(25,740)	$(238)	$(4,142)	$(2,480)	$3,450	$(47,731)	$—	$—	$15,067	$46,978

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016